GUARANTEES	12 Months Ended
Dec. 31, 2018
GUARANTEES
GUARANTEES

26.  GUARANTEES

In the normal course of business, the Corporation enters into numerous agreements containing guarantees, including the following:

Operating leases

The Corporation has guaranteed a portion of the residual value of certain assets under operating leases for the benefit of the lessor. Should the Corporation terminate these leases prior to term (or at the end of the lease terms) and should the fair value of the assets be less than the guaranteed residual value, then the Corporation must, under certain conditions, compensate the lessor for a portion of the shortfall. In addition, the Corporation has provided guarantees to the lessor of certain premises leases with expiry dates through 2020. Should the lessee default under the agreement, the Corporation must, under certain conditions, compensate the lessor. As of December 31, 2018, the maximum exposure with respect to these guarantees was $19.3 million and no liability has been recorded in the consolidated balance sheets.

Business and asset disposals

In the sale of all or part of a business or an asset, in addition to possible indemnification relating to failure to perform covenants and breach of representations or warranties, the Corporation may agree to indemnify against claims related to the past conduct of the business. Typically, the term and amount of such indemnification will be limited by the agreement. The nature of these indemnification agreements prevents the Corporation from estimating the maximum potential liability it could be required to pay to guaranteed parties. The Corporation has not accrued any amount in respect of these items in the consolidated balance sheet.

Outsourcing companies and suppliers

In the normal course of its operations, the Corporation enters into contractual agreements with outsourcing companies and suppliers. In some cases, the Corporation agrees to provide indemnifications in the event of legal procedures initiated against them. In other cases, the Corporation provides indemnification to counterparties for damages resulting from the outsourcing companies and suppliers. The nature of the indemnification agreements prevents the Corporation from estimating the maximum potential liability it could be required to pay. No amount has been accrued in the consolidated balance sheet with respect to these indemnifications.

Other

One of the Corporation’s subsidiaries, has, as a franchiser, provided guarantees should franchisees, in their retail activities, default certain purchase agreements. The nature of the indemnification agreements prevents the Corporation from estimating the maximum potential liability it could be required to pay. No amount has been accrued in the consolidated balance sheet with respect to these guarantees.